Label	Element	Value
Common Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMMON STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FMI Common Stock Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Other Expenses” includes acquired fund fees and expenses (“AFFE”) of 0.01%. AFFE are indirect costs of the Fund’s investments in other investment companies during the period. As a result, “Total Annual Fund Operating Expenses” in the table above do not correlate to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in small- to medium-capitalization companies (namely, companies with less than $7 billion market capitalization at the time of initial purchase) listed or traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”).
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index and the Russell 2000® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Fund”). The Predecessor Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Fund is the accounting survivor of the reorganization. Accordingly, the performance information shown below for periods on or prior to January 31, 2014 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund. The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmimgt.com/current-performance/.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index and the Russell 2000® Value Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fmimgt.com/current-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	FMI Common Stock Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 24.90% (quarter ended December 31, 2020) and the lowest total return for a quarter was -27.14% (quarter ended March 31, 2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Common Stock Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Common Stock Fund | Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Common Stock Fund | Medium Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
Common Stock Fund | Small Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.
Common Stock Fund | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
Common Stock Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
Common Stock Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Common Stock Fund | Changes In Tax Laws Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Common Stock Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
Common Stock Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
Common Stock Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.12%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Annual Return 2015	rr_AnnualReturn2015	(6.84%)
Annual Return 2016	rr_AnnualReturn2016	20.20%
Annual Return 2017	rr_AnnualReturn2017	13.77%
Annual Return 2018	rr_AnnualReturn2018	(8.65%)
Annual Return 2019	rr_AnnualReturn2019	24.82%
Annual Return 2020	rr_AnnualReturn2020	5.79%
Annual Return 2021	rr_AnnualReturn2021	30.64%
Annual Return 2022	rr_AnnualReturn2022	(5.91%)
Annual Return 2023	rr_AnnualReturn2023	24.87%
Annual Return 2024	rr_AnnualReturn2024	10.37%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.37%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	10.04%
Common Stock Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	11.10%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Common Stock Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Common Stock Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.52%
5 Years	rr_AverageAnnualReturnYear05	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	12.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
Large Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FMI Large Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in large capitalization companies, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may also invest in medium capitalization companies.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests 80% of its net assets in large capitalization companies, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”).
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”) and the iShares® Russell 1000 Value ETF. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmimgt.com/current-performance/.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”) and the iShares® Russell 1000 Value ETF.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fmimgt.com/current-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	FMI Large Cap Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 15.81% (quarter ended December 31, 2020) and the lowest total return for a quarter was -23.43% (quarter ended March 31, 2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Large Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Large Cap Fund | Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Large Cap Fund | Medium Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
Large Cap Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
Large Cap Fund | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
Large Cap Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
Large Cap Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Large Cap Fund | Changes In Tax Laws Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Large Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	15.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
Large Cap Fund | iShares® Russell 1000 Value ETF (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	iShares® Russell 1000 Value ETF (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	8.53%
10 Years	rr_AverageAnnualReturnYear10	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
Large Cap Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2015	rr_AnnualReturn2015	(2.44%)
Annual Return 2016	rr_AnnualReturn2016	13.79%
Annual Return 2017	rr_AnnualReturn2017	19.19%
Annual Return 2018	rr_AnnualReturn2018	(3.88%)
Annual Return 2019	rr_AnnualReturn2019	23.66%
Annual Return 2020	rr_AnnualReturn2020	10.24%
Annual Return 2021	rr_AnnualReturn2021	18.64%
Annual Return 2022	rr_AnnualReturn2022	(14.56%)
Annual Return 2023	rr_AnnualReturn2023	21.08%
Annual Return 2024	rr_AnnualReturn2024	10.01%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Large Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Large Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	8.13%
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	6.56%
Large Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	8.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FMI International Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Other Expenses” includes acquired fund fees and expenses (“AFFE”) of 0.01%. AFFE are indirect costs of the Fund’s investments in other investment companies during the period. As a result, “Total Annual Fund Operating Expenses” in the table above do not correlate to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index. The Fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency hedging transactions.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
Unlike many international funds, the majority of the Fund’s investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund’s investments will be limited in number and investing in emerging market securities will not be a principal investment strategy, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities, the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmimgt.com/current-performance/.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fmimgt.com/current-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	FMI International Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 16.94% (quarter ended December 31, 2020) and the lowest total return for a quarter was -28.24% (quarter ended March 31, 2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
International Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
International Fund | Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
International Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
International Fund | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
International Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
International Fund | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
International Fund | Currency Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Hedging Risk: The Fund generally hedges a significant portion of its foreign stock investments against foreign currency changes in an effort to have its returns more closely reflect the market performance of its investments, rather than the value of the currency. To the extent the Fund hedges portions of its portfolio, its relative performance may differ from that of unhedged portfolios or indices. There is no guarantee the hedges will fully protect against adverse currency movements.
International Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
International Fund | Changes In Tax Laws Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
International Fund | MSCI EAFE® (LOC) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® (LOC) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
International Fund | MSCI EAFE®(LOC) Value (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE®(LOC) Value (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
International Fund | MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
International Fund | MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
International Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Annual Return 2015	rr_AnnualReturn2015	3.22%
Annual Return 2016	rr_AnnualReturn2016	10.00%
Annual Return 2017	rr_AnnualReturn2017	15.45%
Annual Return 2018	rr_AnnualReturn2018	(9.46%)
Annual Return 2019	rr_AnnualReturn2019	17.07%
Annual Return 2020	rr_AnnualReturn2020	0.06%
Annual Return 2021	rr_AnnualReturn2021	13.83%
Annual Return 2022	rr_AnnualReturn2022	(9.86%)
Annual Return 2023	rr_AnnualReturn2023	21.81%
Annual Return 2024	rr_AnnualReturn2024	6.99%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	6.40%
International Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.29%
International Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	4.72%
International Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
International Fund II - Currency Unhedged
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FMI INTERNATIONAL FUND II – CURRENCY UNHEDGED
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FMI International Fund II – Currency Unhedged seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to net annual fund operating expenses for the first year and total annual fund operating expenses for the remaining years.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index. The Fund will generally not hedge its perceived foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
Unlike many international funds, the majority of the Fund’s investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund’s investments will be limited in number and investing in emerging market securities will not be a principal investment strategy, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities, the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index. No performance information is available for the Investor Class shares since that class is currently not available for purchase. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmimgt.com/current-performance/.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fmimgt.com/current-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	FMI International Fund II – Currency Unhedged – Institutional Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the five-year period shown on the bar chart, the highest total return for the Fund’s Institutional Class shares for a quarter was 20.58% (quarter ended December 31, 2020) and the lowest total return for a quarter was -29.25% (quarter ended March 31, 2020). The inception date of the Fund was December 31, 2019.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.
International Fund II - Currency Unhedged | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
International Fund II - Currency Unhedged | Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
International Fund II - Currency Unhedged | Large Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
International Fund II - Currency Unhedged | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
International Fund II - Currency Unhedged | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, as the positions are not hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
International Fund II - Currency Unhedged | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
International Fund II - Currency Unhedged | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
International Fund II - Currency Unhedged | Changes In Tax Laws Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
International Fund II - Currency Unhedged | MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
International Fund II - Currency Unhedged | MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
International Fund II - Currency Unhedged | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the Investor Class are estimated as the Investor Class had not launched as of the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,510
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No performance information is available for the Investor Class shares since that class is currently not available for purchase.
International Fund II - Currency Unhedged | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,343
Annual Return 2020	rr_AnnualReturn2020	3.94%
Annual Return 2021	rr_AnnualReturn2021	9.22%
Annual Return 2022	rr_AnnualReturn2022	(17.34%)
Annual Return 2023	rr_AnnualReturn2023	21.75%
Annual Return 2024	rr_AnnualReturn2024	2.21%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
International Fund II - Currency Unhedged | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
International Fund II - Currency Unhedged | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Global Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FMI Global Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly organized and, as of the date of this Prospectus, has not had any portfolio turnover.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to net annual fund operating expenses for the first year and total annual fund operating expenses for the remaining years.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of global companies (U.S. and non-U.S. companies). The Fund normally invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), and exchange-traded funds (“ETFs”). U.S. companies are companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States in predominantly developed markets, although the Fund may also invest in emerging markets. Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 40%, but would invest at least 30% of its assets in non-U.S. companies.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
With the Fund’s investments limited in number, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular global benchmarks. The Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 40%, but would invest at least 30% of its assets in non-U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the FMI Global Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.fmimgt.com/current-performance/, or by calling toll-free at 1-800-811-5311.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the FMI Global Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-811-5311
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fmimgt.com/current-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Global Fund | Stock Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
Global Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
Global Fund | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk: The Fund is a recently organized and has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors may determine to liquidate the Fund.
Global Fund | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. Different investment styles shift in and out of favor depending on market conditions and investor sentiment, and from time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
Global Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, as the positions are not hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S., a rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
Global Fund | Emerging Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
Global Fund | Geographic Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
Global Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Global Fund | RIC Qualification Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	RIC Qualification Risk: It is intended that the Fund will qualify as a regulated investment company (a “RIC”) under Subchapter M of the U.S. Tax Code. To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Global Fund | Changes In Tax Laws Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Changes in Tax Laws: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Global Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 370
Global Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 328

[1]	“Other Expenses” includes acquired fund fees and expenses (“AFFE”) of 0.01%. AFFE are indirect costs of the Fund’s investments in other investment companies during the period. As a result, “Total Annual Fund Operating Expenses” in the table above do not correlate to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE.
[2]	“Other Expenses” includes acquired fund fees and expenses (“AFFE”) of 0.01%. AFFE are indirect costs of the Fund’s investments in other investment companies during the period. As a result, “Total Annual Fund Operating Expenses” in the table above do not correlate to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE.
[3]	The Adviser’s expense reimbursement agreement includes fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher.
[4]	Other Expenses for the Investor Class are estimated as the Investor Class had not launched as of the date of this Prospectus.
[5]	The Fund’s investment adviser has contractually agreed in the investment advisory agreement and operating expenses limitation agreement to waive its advisory fee to the extent necessary to ensure that net expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) do not exceed 1.75% of the average daily net assets of the Investor Class shares of the Fund and 1.65% of the average daily net assets of the Institutional Class shares of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days prior written notice, but is expected to continue indefinitely, and the operating expenses limitation agreement may only be terminated by the Fund’s Board of Directors. In addition to the reimbursement required under the investment advisory agreement, the investment adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.00% of the Investor Class shares (currently not available for purchase) and 0.90% of the Institutional Class shares at least through January 31, 2026.

[6]	Other Expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.
[7]	The Fund’s investment adviser has contractually agreed in the investment advisory agreement and operating expenses limitation agreement to waive its advisory fee to the extent necessary to ensure that net expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) do not exceed 1.75% of the average daily net assets of the Investor Class shares of the Fund and 1.65% of the average daily net assets of the Institutional Class shares of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days prior written notice, and is subject to renewal on a yearly basis. The operating expenses limitation agreement may only be terminated by the Fund’s Board of Directors. In addition, the investment adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.00% of the Investor Class shares (currently not available for purchase) and 0.90% of the Institutional Class shares at least through January 31, 2026, which agreement may only be terminated by the Fund’s Board of Directors.